Financial Instruments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Unrestricted cash	$ 7,313	$ 10,309	$ 3,259
Working capital Surplus	7,713	10,554	428
Accumulated deficit	(149,054)	(131,841)	(156,749)
Gold incurred a loss	17,219	24,905	$ 16,790
Cash payments	298	215
Recognized in prepaid expenses	$ 78	$ 78